RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
RELATED PARTY TRANSACTIONS
Revenues	$ 146,937	$ 492,197
Related party
RELATED PARTY TRANSACTIONS
Expense paid amount	0	9,108
Related party | Data Center Operation
RELATED PARTY TRANSACTIONS
Expense paid amount	$ 0	$ 9,108